Cover Page	6 Months Ended
Jun. 30, 2022
Document Information [Line Items]
Document Type	6-K
Document Period End Date	Jun. 30, 2022
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Entity Registrant Name	VALENS SEMICONDUCTOR LTD.
Entity Central Index Key	0001863006
Current Fiscal Year End Date	--12-31